Guarantor/Non-Guarantor Unaudited Condensed Consolidated Financial Information - Condensed Consolidating Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	$ (3,114)	$ (8,765)	$ 10,783	$ 12,681	$ 5,721
Cash flows from investing activities:
Capital expenditures	(488)	(701)	(1,869)	(2,731)	(6,305)
Net cash used in investing activities	(488)	(701)	(1,869)	(2,731)	(6,291)
Cash flows from financing activities:
Payment of debt issue costs	(1,500)				(710)
Revolver borrowings	25,000		16,461	26,000	17,000
Revolver payments	(25,000)		(16,461)	(26,000)	(17,000)
Loan to ESOP Trust	(855)	(1,907)	(1,907)	(477)	(776)
ESOP loan repayment	855	1,907	1,907	477	776
Redeemable common stock purchased from ESOP Trust	(1,798)	(3,986)	(6,664)	(4,843)	(5,762)
Redeemable common stock sold to ESOP Trust	934	1,129	2,166	1,302	5,158
Net cash (used in) provided by financing activities	(2,364)	(2,857)	(10,528)	(3,541)	(5,307)
Net (decrease) increase in cash and cash equivalents	(5,966)	(12,323)	(1,614)	6,409	(5,877)
Cash and cash equivalents at beginning of period	25,613	27,227	27,227	20,818	26,695
Cash and cash equivalents at end of period	19,647	14,904	25,613	27,227	20,818
Parent [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	(3,139)	(8,785)	10,666	12,700	5,061
Cash flows from investing activities:
Capital expenditures	(463)	(701)	(1,792)	(2,733)	(5,694)
Net cash used in investing activities	(463)	(701)	(1,792)	(2,733)	(5,680)
Cash flows from financing activities:
Payment of debt issue costs	(1,500)				(710)
Revolver borrowings	25,000		16,461	26,000	17,000
Revolver payments	(25,000)		(16,461)	(26,000)	(17,000)
Loan to ESOP Trust	(855)	(1,907)	(1,907)	(477)	(776)
ESOP loan repayment	855	1,907	1,907	477	776
Redeemable common stock purchased from ESOP Trust	(1,798)	(3,986)	(6,664)	(4,843)	(5,762)
Redeemable common stock sold to ESOP Trust	934	1,129	2,166	1,302	5,158
Net cash (used in) provided by financing activities	(2,364)	(2,857)	(10,528)	(3,541)	(5,307)
Net (decrease) increase in cash and cash equivalents	(5,966)	(12,343)	(1,654)	6,426	(5,926)
Cash and cash equivalents at beginning of period	25,617	27,271	27,271	20,844	26,770
Cash and cash equivalents at end of period	19,651	14,928	25,617	27,271	20,844
Guarantor Companies [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	24	15	97	(19)	636
Cash flows from investing activities:
Capital expenditures	(25)		(77)	2	(588)
Net cash used in investing activities	(25)		(77)	2	(588)
Cash flows from financing activities:
Net (decrease) increase in cash and cash equivalents	(1)	15	20	(17)	48
Cash and cash equivalents at beginning of period	(24)	(44)	(44)	(26)	(74)
Cash and cash equivalents at end of period	(25)	(29)	(24)	(44)	(26)
Non-Guarantor Companies [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	1	5	20		24
Cash flows from investing activities:
Capital expenditures					(23)
Net cash used in investing activities					(23)
Cash flows from financing activities:
Net (decrease) increase in cash and cash equivalents	1	5	20		1
Cash and cash equivalents at beginning of period	20				(1)
Cash and cash equivalents at end of period	$ 21	$ 5	$ 20